Marketing Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Marketing Expenses [Abstract]
Schedule of Marketing Expenses
	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Advertising	(67,286)	(39,932)	(125,172)	(125,612)
Cashback	(49,020)	(10,225)	(89,731)	(24,451)
Digital Marketing	(24,029)	(13,650)	(36,746)	(27,445)
Customer Acquisition expenses (1)	(101,876)	(33,861)	(170,243)	(73,679)
Commission expenses	(440)	(610)	(127)	(1,327)
Total	(242,651)	(98,277)	(422,018)	(252,514)

(1)	Customer acquisition expenses are marketing expenditures directly related to customer acquisition, such as performance media and member-get-member expenses, which the Group pays on a per-acquired customer basis.